Other income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Other Income

	December 31, 2025	December 31, 2024	December 31, 2023

Non-tenant electricity income	$3,600,064	$3,669,456	$2,191,789
Insurance recovery	969,032	139,412	2,447,112
Inflationary effect on tax recovery	2,057,928	328,128	188,750
Others	191,161	170,960	310,507

Total	$6,818,185	$4,307,956	$5,138,158